COMMON STOCK	12 Months Ended
Dec. 31, 2011
Common Stock Disclosure [Abstract]
COMMON STOCK
(14)	COMMON STOCK

The following amounts are in thousands except for share data (shares, par value and price per share):

The Company is authorized to issue 40,000,000 shares of common stock, $0.00001 par value. The Company had 581,769 common shares outstanding prior to the Share Exchange with PXPF, and, as described in Note 1, issued 5,824,000 common shares to the shareholders of PXPF in connection with the Share Exchange. For accounting purposes, the shares issued to the shareholders of PXPF are assumed to have been outstanding on January 1, 2008, and the 581,769 shares held by the existing shareholders of the Company prior to the Share Exchange on February 13, 2009 are assumed to have been issued on that date in exchange for the net assets of the Company.

On December 1, 2009, the Company sold 261,414 shares of common stock to certain accredited investors.

During the year ended December 31, 2010, 3,300 warrants were exercised and 1,747,962 shares of convertible preferred stock were converted into 3,300 and 699,185 shares of common stock, respectively.

During the year ended December 31, 2011, 415,906 shares of convertible preferred stock were converted into 166,362 shares of common stock.

On March 10, 2010, the Company entered into a service agreement with a non-executive director and agreed to issue 4,000 shares of restricted common stock in four quarterly installments for her annual service. The terms of the service agreement was continued on March 10, 2011, with 4,000 shares of restricted common stock to be issued in four quarterly installments accordingly. The trading value of the Company’s common stock on March 10, 2011 and 2010 was $3.93 and $15.00 for totals of $16 and $60, respectively. $24 and $49 were recognized as compensation expense for the years ended December 31, 2011 and 2010, respectively.

On April 27, 2010, the Company entered into an agreement to issue 8,000 shares of restricted common stock to Worldwide Officers Inc. (“WOI”) for the services of its chief financial officer for one year, which would vest as follows: 1,425 shares on June 30, 2010, 2,016 shares on September 30, 2010, 2016 shares on December 31, 2010, 1,973 shares on March 31, 2011 and 570 shares on April 26, 2011. The trading value of the granted shares on April 27, 2010 was $12.50 per share for a total value of $100. $32 and $68 were recognized as compensation expense for the year ended December 31, 2011 and 2010, respectively.

On September 28, 2011, the Company entered into an agreement to issue 7,942 shares of restricted common stock to WOI for the chief financial officer’s services from April 27, 2011 through September 27, 2011. The trading value of the granted shares on September 28, 2011 was $3.25 for a total value of $26. $26 was recognized as compensation expense for the year ended December 31, 2011.

On September 28, 2011, the Company entered into an agreement to grant WOI a restricted stock award of $200,000 of its common stock for each one-year term of the chief financial officer, $100,000 of which is calculated based on the closing price of the common stock on the first day of such term, and the other $100,000 calculated based on the closing price on the first day immediately after the initial 6-month period of such term. In connection therewith, 30,770 shares were granted to WOI for the initial 6-month period of the initial term, calculated based on the closing price of the Company’s common stock as quoted on the OTC Bulletin Board on September 28, 2011, of $3.25. Such shares shall vest in two installments of 15,385 shares on December 27, 2011 and March 27, 2012. $52 was recognized as compensation expense for the year ended December 31, 2011.

A summary of the status of the Company’s non-vested shares as of December 31, 2011, and changes during the year ended December 31, 2010, is presented below:

		Weighted-Average
		Grant Date
Non-vested shares	Shares	Fair Value
Non-vested at January 1, 2010	-	-
Granted	12,000	$13.33
Vested	(8,458)	$(13.33)
Forfeited	-	-
Non-vested at December 31, 2010	3,542	$13.33
Granted	42,711	$3.32
Vested	(29,869)	$4.51
Forfeited	-	-
Non-vested at December 31, 2011	16,384	$3.31

As of December 31, 2011, there was $50 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by the board of directors. The total fair value of shares vested during the years ended December 31, 2011 and 2010 were $134 and $117 respectively.

At December 31, 2011, 7,586,741 shares of common stock were issued and outstanding.